UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

California Limited Term
Tax-Free Bond Fund

(formerly Fidelity California
Short-Intermediate Tax-Free Bond Fund)

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.35%	$ 1,000.00	$ 986.20	$ 1.75
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	44.6
Health Care	13.0	11.5
Special Tax	11.6	9.7
Electric Utilities	8.6	9.5
Water & Sewer	7.2	7.5
Weighted Average Maturity as of August 31, 2013
		6 months ago
Years	4.1	3.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	3.2	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
AAA 1.4%	AAA 4.4%
AA,A 71.8%	AA,A 76.2%
BBB 11.2%	BBB 8.5%
BB and Below 0.6%	BB and Below 0.7%
Not Rated 0.4%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 14.6%	Short-Term Investments and Net Other Assets 9.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.4%
	Principal Amount	Value
California - 84.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,702,126
5% 8/1/18	2,645,000	3,002,049
5% 8/1/22	1,655,000	1,820,301
Series 2012 A:
4% 8/1/21	1,200,000	1,253,748
5% 8/1/19	1,200,000	1,363,032
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,150,820
Alameda Corridor Trans. Auth. Rev. Series 2013 A:
5% 10/1/19	1,000,000	1,146,690
5% 10/1/20	1,730,000	1,967,875
5% 10/1/21	2,725,000	3,069,386
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,916,988
2.5% 6/1/15	895,000	926,898
2.5% 6/1/16	1,070,000	1,114,138
3% 6/1/15	525,000	548,252
3% 6/1/16	525,000	554,757
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	422,621
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	462,790
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	529,786
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,728,900
Series 2011 N, 5% 5/1/19	5,000,000	5,815,650
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	111,405
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (a)	6,755,000	7,013,176
Series 2004 A:
5% 7/1/15	1,815,000	1,886,221
5.25% 7/1/14	2,490,000	2,593,036
Series 2009 A:
5% 7/1/15	2,620,000	2,722,809
5% 7/1/18	1,905,000	2,214,010
5% 7/1/19	7,300,000	8,567,937
5% 7/1/22	5,000,000	5,483,150
5.25% 7/1/14	4,080,000	4,248,830
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,671,147
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A: - continued
5.25% 7/1/21	$ 4,300,000	$ 4,949,429
Series 2009 B, 5% 7/1/20	3,115,000	3,594,617
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	501,320
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	535,680
5% 4/1/16	400,000	441,064
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	465,962
4% 9/1/18	255,000	275,446
5% 9/1/16	300,000	331,134
5% 9/1/17	400,000	448,236
California Gen. Oblig.:
4% 11/1/13	1,750,000	1,760,675
4% 11/1/14	1,265,000	1,320,002
5% 11/1/13	870,000	876,673
5% 3/1/14	3,675,000	3,761,877
5% 9/1/21	6,080,000	6,994,006
5% 2/1/22	3,850,000	4,378,374
5.25% 10/1/13	185,000	185,705
5.25% 2/1/14 (FSA Insured)	120,000	120,416
5.25% 9/1/22	12,390,000	14,360,497
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/14	2,000,000	2,044,280
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	485,000	510,632
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	52,639
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,004,830
4% 11/15/17	1,000,000	1,032,720
5% 11/15/21	1,450,000	1,541,002
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	752,745
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,081,610
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	555,375
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	$ 1,440,000	$ 1,561,709
5.5% 8/15/16	1,000,000	1,129,930
Series 2011 B, 4% 8/15/17	1,000,000	1,098,620
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (a)	275,000	284,980
Series 2009 F, 5%, tender 7/1/14 (a)	2,800,000	2,903,236
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (a)	3,000,000	2,994,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (a)	2,800,000	2,919,252
Series 2011 A:
4% 2/1/14	1,000,000	1,014,650
5% 3/1/19	5,010,000	5,610,449
5.25% 2/1/15	1,000,000	1,062,940
Series 2011 D:
5% 8/15/19	1,500,000	1,723,800
5% 8/15/20	1,460,000	1,677,292
Series 2011:
5% 8/15/19	2,000,000	2,305,600
5% 8/15/20	2,000,000	2,288,120
California Infrastructure & Econ. Dev. Bank Rev. (Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	45,170
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/14	1,220,000	1,234,774
5% 2/1/15	1,615,000	1,668,343
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,649,615
5% 7/1/18	1,645,000	1,807,131
5% 7/1/20	875,000	942,988
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/14	200,000	205,124
Series 2010 A. 5% 7/1/22	1,850,000	1,890,626
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,058,890
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Solid Waste Disp. Rev.: - continued
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 0.7%, tender 2/3/14 (a)	$ 3,000,000	$ 2,997,030
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.7%, tender 11/1/13 (a)	1,500,000	1,500,000
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,279,082
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.25% 6/1/14	70,000	72,491
Series 2013 E, 5% 6/1/21	7,000,000	7,898,310
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,105,000	3,152,569
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,737,473
Series 2007 F, 4% 11/1/13	165,000	165,954
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	5,105,000	5,602,023
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	500,000	515,405
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	101,208
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,604
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	158,460
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	1,110,000	1,123,209
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	336,936
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	941,872
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	694,313
5% 4/1/14	1,270,000	1,304,773
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,118,030
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,501,324
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. Proj.) Series 2012 D:
4% 9/1/21	$ 1,000,000	$ 1,061,070
4% 9/1/22	1,000,000	1,042,980
4% 9/1/23	1,000,000	1,023,530
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,007,140
Series A, 5.5% 6/1/14	45,000	45,525
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,339,176
Series 2010 A, 5% 3/1/15	2,960,000	3,155,034
Series 2011 A, 5% 10/1/21	4,230,000	4,777,404
Series 2012 A, 5% 4/1/20	1,800,000	2,055,906
Series 2012 G, 5% 11/1/21	1,500,000	1,688,970
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,140,100
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,525,870
Series 2009 A, 5% 4/1/19	1,000,000	1,146,070
Series 2009 J, 5% 11/1/17	2,700,000	3,089,853
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,096,350
5% 11/1/16	1,485,000	1,677,456
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	558,655
5% 11/1/18	500,000	570,750
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,484,479
Series 2008 B, 5% 8/15/15	60,000	64,682
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,550,820
Series 2009 A, 5% 7/1/15	1,900,000	2,047,649
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	970,820
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	6,250,000	6,402,125
2.1% 10/1/19	2,200,000	2,109,756
2.4% 10/1/20	1,250,000	1,178,025
4% 6/1/14	600,000	614,334
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B: - continued
4% 6/1/15	$ 325,000	$ 341,185
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,052
5% 10/1/13 (FSA Insured)	40,000	40,134
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	402,092
4% 11/1/14	300,000	309,993
5% 11/1/15	1,000,000	1,078,820
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	398,796
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,464,210
4% 9/1/16	1,125,000	1,221,019
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,267,519
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,028,437
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,210
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.495%, tender 12/12/15 (a)	7,000,000	7,010,640
Corona-Norco Unified School District Series 2013 A:
2% 9/1/13	1,085,000	1,085,000
5% 9/1/19	725,000	780,861
5% 9/1/20	1,285,000	1,378,047
5% 9/1/22	500,000	528,155
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,482,317
4% 9/1/20	1,665,000	1,705,826
Cupertino California Union School District:
4% 8/1/14	735,000	760,321
4% 8/1/16	1,825,000	1,997,919
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	511,085
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	$ 1,000,000	$ 1,064,850
Series 2008, 4% 9/1/13	5,000,000	5,000,000
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	554,130
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,256,072
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	583,771
5% 9/1/22	1,295,000	1,355,101
Fullerton School District:
4% 8/1/16	525,000	568,575
4% 8/1/17	600,000	656,928
5% 8/1/18	500,000	572,515
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,525,750
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,086,135
5% 11/1/17	1,080,000	1,145,534
5% 11/1/18	1,135,000	1,203,622
5% 11/1/19	635,000	670,020
5% 11/1/20	670,000	691,916
5% 11/1/21	455,000	461,052
5% 11/1/22	745,000	751,489
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,129,260
4% 9/2/20	1,000,000	1,044,020
5% 9/2/20	800,000	875,408
5% 9/2/22	750,000	800,918
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	171,210
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	102,541
4% 8/1/15	125,000	133,435
4% 8/1/16	100,000	109,051
4% 8/1/17	175,000	193,288
5% 8/1/19	250,000	290,820
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,611,218
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,933,489
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	$ 1,060,000	$ 1,095,287
5% 5/15/15	1,000,000	1,076,360
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,639,203
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,952,260
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	561,955
5% 3/1/21	500,000	559,510
5% 9/1/21	1,270,000	1,421,473
5% 3/1/22	1,000,000	1,108,560
(Disney Parking Proj.) 0% 3/1/14	20,000	19,910
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/14	5,000,000	5,196,650
Series 2013 A, 5% 7/1/18	3,000,000	3,482,070
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,533,300
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	26,263
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Escrowed to Maturity)	165,000	170,504
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/19	5,000,000	5,835,350
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	185,000
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,000
Series 2009 A, 4% 9/1/15	2,085,000	2,230,095
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,466,406
5% 11/1/15	1,880,000	2,035,307
Series 2012 C, 5% 3/1/21	5,055,000	5,561,208
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,182,655
Los Angeles Unified School District:
Series 1997 A, 6% 7/1/14	3,055,000	3,200,235
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,025,000	$ 4,208,057
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,681,884
Series 2004 I, 5% 7/1/16	3,180,000	3,559,533
Series 2009 KRY, 5% 7/1/15	5,000,000	5,412,350
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,188,186
Series 2012 A, 5% 10/1/19	5,000,000	5,666,950
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	10,000,000	11,485,500
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,394,500
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L, 5% 7/1/14 (FSA Insured)	2,000,000	2,068,000
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	105,664
4% 7/1/17	85,000	92,732
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,930,345
3% 8/1/16	1,925,000	2,011,818
3% 8/1/17	1,735,000	1,793,903
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,292,300
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,135,680
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	570,050
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,165,493
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	677,806
4% 8/1/17	500,000	548,635
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,610
5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	38,032
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,751,223
4% 8/1/16	1,335,000	1,419,719
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	$ 1,940,000	$ 2,150,218
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,108,360
5% 7/1/17	2,750,000	3,107,280
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,466,069
Oakland Unified School District Alameda County Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	670,488
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,690,786
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	320,007
4% 8/1/17	450,000	497,025
4% 8/1/18	200,000	221,660
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,645,488
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	53,292
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	215,335
3.5% 10/1/14	150,000	154,397
4% 10/1/15	100,000	106,010
4% 10/1/16	100,000	107,760
4% 10/1/17	420,000	455,087
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,435,209
4% 6/1/20	1,560,000	1,632,166
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,796,774
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	294,767
4% 8/1/15	250,000	266,278
5% 8/1/17	470,000	533,318
5% 8/1/18	505,000	579,260
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	310,281
5% 8/1/15	1,000,000	1,086,030
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	62,275
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing.:
4% 9/15/20	$ 340,000	$ 344,995
4% 9/15/21	325,000	319,735
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	5,385,000	5,323,449
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,238,005
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	49,068
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,090,749
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	2,946,272
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,040,350
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,368,113
Series 1993 B, 5.4% 11/1/20	2,855,000	3,124,769
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,944
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/14	550,000	567,776
5% 7/1/16	1,275,000	1,409,028
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,170,370
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,692,383
5% 8/15/20	5,500,000	6,360,145
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,946,916
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,036,213
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	240,486
5% 8/1/17	150,000	170,514
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,342,150
Series 2009 B, 5.25% 8/1/19	3,285,000	3,685,967
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	$ 1,150,000	$ 1,287,575
5% 8/1/22 (FSA Insured)	1,500,000	1,667,190
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,771,105
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,330,540
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,559,050
San Diego Unified School District (Election of 1998 Proj.) Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	77,759
San Fran City and County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
2% 8/1/14	670,000	661,169
3% 8/1/16	800,000	787,072
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,017
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,671,700
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,411,981
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,152,039
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,852,358
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,778,602
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,233,826
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,395,430
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,232,924
Series 2013 A, 4% 6/1/21	1,000,000	1,060,760
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,179,713
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	26,185
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Ramon Valley Union School District Series 2012, 4% 8/1/20	$ 3,620,000	$ 3,979,249
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,075,120
5% 5/15/16	1,000,000	1,110,020
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	20,936
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	967,930
4% 6/1/20	770,000	839,700
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	448,623
5% 8/1/15	250,000	271,408
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	57,177
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	301,320
3% 12/1/14	250,000	256,923
5% 12/1/15	300,000	324,408
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,207,674
Southern California Pub. Pwr. Auth. Rev. (San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	230,000	233,809
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,767,750
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	46,953
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,132
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,747,447
5% 7/1/21 (FSA Insured)	1,200,000	1,305,912
5% 7/1/22 (FSA Insured)	1,220,000	1,312,696
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,597
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,400,200
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Torrance Unified School District: - continued
Series 2008 Z:
5.25% 8/1/18	$ 1,000,000	$ 1,156,690
5.375% 8/1/22	1,750,000	1,960,280
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,246,248
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,021,113
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,267,760
Series 2009 O:
5% 5/15/17	950,000	1,085,613
5% 5/15/17 (Escrowed to Maturity)	50,000	57,177
Series 2010 S, 5% 5/15/16	1,785,000	1,992,042
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,081,240
5% 1/1/17	2,115,000	2,328,657
5% 1/1/18	2,220,000	2,465,199
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,683,456
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/14	300,000	308,343
5% 7/1/15	520,000	547,092
5% 7/1/16	200,000	214,782
Series 2010 A, 5% 7/1/17	1,000,000	1,086,750
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,707,735
5% 8/1/19 (FSA Insured)	1,500,000	1,705,545
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	513,020
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	500,000
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,766
		601,142,609
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,702,125
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	2,868,330
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	$ 640,000	$ 668,288
5% 10/1/15	600,000	639,636
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,083,650
Series 2009 A, 6% 10/1/14	1,250,000	1,292,600
Series 2009 B, 5% 10/1/16	2,000,000	2,167,300
		5,851,474
TOTAL MUNICIPAL BONDS (Cost $604,504,747)		611,564,538
Municipal Notes - 0.9%

California - 0.9%
California School Cash Reserve Prog. Auth. TRAN Series 2013 BB, 2% 10/1/13 (Cost $6,508,288)	6,500,000	6,507,865
TOTAL INVESTMENT PORTFOLIO - 86.3% (Cost $611,013,035)		618,072,403
NET OTHER ASSETS (LIABILITIES) - 13.7%		97,718,439
NET ASSETS - 100%		$ 715,790,842
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.4%
Health Care	13.0%
Special Tax	11.6%
Electric Utilities	8.6%
Water & Sewer	7.2%
Others (Individually Less Than 5%)	7.5%
Net Other Assets (Liabilities)	13.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $611,013,035)		$ 618,072,403
Cash		92,836,750
Receivable for fund shares sold		447,107
Interest receivable		6,416,832
Receivable from investment adviser for expense reductions		77,115
Other receivables		9,560
Total assets		717,859,767

Liabilities
Payable for fund shares redeemed	$ 1,340,835
Distributions payable	272,711
Accrued management fee	220,496
Transfer agent fee payable	162,983
Other affiliated payables	42,073
Other payables and accrued expenses	29,827
Total liabilities		2,068,925

Net Assets		$ 715,790,842
Net Assets consist of:
Paid in capital		$ 707,084,348
Undistributed net investment income		73,047
Accumulated undistributed net realized gain (loss) on investments		1,574,079
Net unrealized appreciation (depreciation) on investments		7,059,368
Net Assets, for 67,874,182 shares outstanding		$ 715,790,842
Net Asset Value, offering price and redemption price per share ($715,790,842 ÷ 67,874,182 shares)		$ 10.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 9,425,910

Expenses
Management fee	$ 1,402,581
Transfer agent fees	325,028
Accounting fees and expenses	85,977
Custodian fees and expenses	4,709
Independent trustees' compensation	1,472
Registration fees	8,323
Audit	27,894
Legal	412
Miscellaneous	4,166
Total expenses before reductions	1,860,562
Expense reductions	(515,460)	1,345,102
Net investment income (loss)		8,080,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,594,553
Change in net unrealized appreciation (depreciation) on investment securities		(21,189,738)
Net gain (loss)		(19,595,185)
Net increase (decrease) in net assets resulting from operations		$ (11,514,377)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,080,808	$ 17,050,779
Net realized gain (loss)	1,594,553	393,738
Change in net unrealized appreciation (depreciation)	(21,189,738)	(2,886,363)
Net increase (decrease) in net assets resulting from operations	(11,514,377)	14,558,154
Distributions to shareholders from net investment income	(8,067,420)	(16,658,477)
Distributions to shareholders from net realized gain	-	(450,723)
Total distributions	(8,067,420)	(17,109,200)
Share transactions Proceeds from sales of shares	134,873,875	290,522,647
Reinvestment of distributions	6,288,851	13,611,892
Cost of shares redeemed	(199,083,146)	(294,988,986)
Net increase (decrease) in net assets resulting from share transactions	(57,920,420)	9,145,553
Redemption fees	10,111	3,499
Total increase (decrease) in net assets	(77,492,106)	6,598,006

Net Assets
Beginning of period	793,282,948	786,684,942
End of period (including undistributed net investment income of $73,047 and undistributed net investment income of $59,659, respectively)	$ 715,790,842	$ 793,282,948
Other Information Shares
Sold	12,581,262	26,837,476
Issued in reinvestment of distributions	588,052	1,257,422
Redeemed	(18,645,782)	(27,268,153)
Net increase (decrease)	(5,476,468)	826,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.85	$ 10.54	$ 10.64	$ 10.35	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.112	.232	.247	.249	.263	.295
Net realized and unrealized gain (loss)	(.260)	(.039)	.331	(.092)	.308	.263
Total from investment operations	(.148)	.193	.578	.157	.571	.558
Distributions from net investment income	(.112)	(.227)	(.251)	(.249)	(.266)	(.299)
Distributions from net realized gain	-	(.006)	(.017)	(.008)	(.015)	-
Total distributions	(.112)	(.233)	(.268)	(.257)	(.281)	(.299)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.55	$ 10.81	$ 10.85	$ 10.54	$ 10.64	$ 10.35
Total Return B, C	(1.38)%	1.79%	5.55%	1.48%	5.58%	5.62%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.34%	.35%	.34%	.35%	.31%
Net investment income (loss)	2.08% A	2.14%	2.31%	2.34%	2.51%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,791	$ 793,283	$ 786,685	$ 627,689	$ 625,453	$ 355,044
Portfolio turnover rate	22% A	17%	12%	22%	19%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Fidelity® California Limited Term Tax-Free Bond Fund (formerly Fidelity California Short-Intermediate Tax-Free Bond Fund) (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,399,983
Gross unrealized depreciation	(8,238,746)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,161,237

Tax cost	$ 610,911,166

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $75,660,609 and $155,636,866, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $904 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $498,308.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4,683 and $12,469, respectively.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CSI-USAN-1013
1.817079.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
California Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 945.30	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.71%
Actual		$ 1,000.00	$ 945.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 942.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 941.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 946.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.5	50.7
Health Care	14.1	13.1
Transportation	9.5	8.9
Special Tax	7.4	5.6
Education	6.0	5.2
Weighted Average Maturity as of August 31, 2013
		6 months ago
Years	7.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	8.0	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
AAA 1.3%	AAA 2.3%
AA,A 78.0%	AA,A 77.2%
BBB 16.2%	BBB 14.3%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 392
5% 8/1/18	330	341
5% 8/1/19	555	567
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,252
Series 2012 A:
5% 8/1/24	1,000	1,074
5% 8/1/25	1,245	1,315
5% 8/1/27	300	307
5% 8/1/28	400	405
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	943
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,183
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	881
5.4% 10/1/24 (AMBAC Insured)	4,585	4,827
5.45% 10/1/25 (AMBAC Insured)	5,160	5,419
Series 2013 A:
5% 10/1/24	5,000	5,485
5% 10/1/25	5,245	5,663
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,987
5% 12/1/20 (AMBAC Insured)	2,810	3,088
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,917
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,043
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,129
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,053
0% 9/1/22 (FSA Insured)	5,150	3,483
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,616
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,354
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,317
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,221
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,714
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,608
5% 6/1/25	4,355	4,788
5% 6/1/27	2,755	2,952
5% 6/1/28	3,045	3,233
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,113
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,350
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,468
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,983
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,653
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	898
0% 8/1/18 (AMBAC Insured)	2,000	1,720
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,708
Series AI, 5% 12/1/25	2,700	2,992
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,025
5% 7/1/22	3,800	4,167
5.25% 7/1/14	695	724
5.25% 7/1/21	20,610	23,712
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,065
6% 3/1/38	1,000	1,056
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,634
5% 2/1/17	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,103
Series 2010 A, 5% 10/1/25	5,860	6,134
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	763
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,903
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,949
Series 2009, 5% 1/1/39	2,700	2,730
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	902
4% 9/1/21	1,000	1,031
4% 9/1/22	740	755
4% 9/1/23	1,080	1,094
4% 9/1/24	1,125	1,134
5% 9/1/19	400	450
5% 9/1/39	5,000	4,824
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013, 5.25% 2/1/28	1,430	1,433
Series 2013-1, 5.25% 2/1/22	815	817
4.5% 8/1/30	3,250	3,193
5% 3/1/15	2,130	2,276
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,614
5% 9/1/17	750	821
5% 3/1/19	3,000	3,404
5% 2/1/22	9,400	10,690
5% 8/1/22	1,500	1,644
5% 10/1/22	1,355	1,493
5% 11/1/22	1,600	1,774
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,104
5% 12/1/22	3,500	3,894
5% 2/1/23	1,095	1,112
5% 3/1/26	2,800	2,962
5% 6/1/26	2,600	2,707
5% 6/1/31	2,000	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,046
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 2/1/26	2,800	2,843
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,141
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	107
5.25% 4/1/35	3,500	3,595
5.25% 3/1/38	11,375	11,639
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,531
5.5% 4/1/30	25	26
5.5% 11/1/33	22,945	23,026
5.5% 11/1/34	2,535	2,689
5.5% 11/1/39	1,810	1,882
6% 4/1/18	1,570	1,876
6% 3/1/33	20,050	22,788
6% 4/1/38	1,190	1,310
6.5% 4/1/33	11,650	13,520
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,521
Series 2008 L, 5.125% 7/1/22	1,900	2,000
Series 2009 E, 5.625% 7/1/25	11,000	11,991
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,563
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,634
5% 11/15/23	2,000	2,081
5% 11/15/24	4,500	4,620
5% 11/15/34	3,150	2,898
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,267
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.): - continued
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 90	$ 112
6.5% 10/1/38	4,910	5,471
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,900
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,956
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,880
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,181
Series 2008 A3, 5.5% 11/15/40	3,090	3,159
Series 2011 A, 5% 3/1/20	3,250	3,623
Series 2011 D:
5% 8/15/22	900	999
5% 8/15/23	700	776
5% 8/15/24	1,250	1,377
5% 8/15/25	2,000	2,143
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,088
5% 12/1/32	1,000	946
5% 12/1/42	3,000	2,698
Series 2005, 5% 10/1/33	7,235	7,366
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,707
5.25% 2/1/37	2,500	2,292
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	330
5% 7/1/20	500	539
5.125% 7/1/23	1,150	1,176
5.75% 7/1/40	5,155	5,192
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,134
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,632
5.25% 6/1/25	5,000	5,180
5.25% 6/1/30	4,000	4,085
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,414
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,943
5% 11/1/21	2,020	2,132
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,965
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,014
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,102
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,675
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,242
Series 2011 C:
5% 10/1/27	9,530	9,882
5.25% 10/1/24	4,170	4,596
5.25% 10/1/25	2,875	3,108
5.75% 10/1/31	4,000	4,315
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	888
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	448
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,912
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,807
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,017
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,953
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,653
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,569
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,115
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,507
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33	1,625	1,672
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,456
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,741
Series 2006 E:
5% 10/1/23	2,410	2,620
5.25% 10/1/21	2,900	3,194
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,849
5% 9/1/24	1,865	2,028
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,070
5% 4/1/25	5,300	5,618
Series 2012 G, 5% 11/1/25	2,500	2,651
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,349
5% 12/1/23	2,800	3,032
Series 2009 G1, 5.75% 10/1/30	1,800	1,945
Series 2009 I:
5.5% 11/1/23	1,535	1,725
6.125% 11/1/29	1,200	1,367
6.25% 11/1/21	2,000	2,370
6.375% 11/1/34	3,000	3,392
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,094
5.75% 11/1/28	6,525	7,167
6% 11/1/40	7,240	7,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,100	$ 4,936
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,108
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	2,098
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,155
6.25% 8/15/33	2,500	2,736
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,245
Series 2007 A:
4.75% 4/1/33	2,000	1,923
5% 4/1/31	4,900	4,905
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	9,694
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,642
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,927
Series 2005 A:
5% 7/1/39	3,515	3,220
5.25% 7/1/24	6,700	6,791
5.25% 7/1/30	13,320	13,416
Series 2005 H, 5.25% 7/1/25	5,420	5,484
5.375% 6/1/26	2,520	2,679
6% 6/1/33	3,020	3,264
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	987
0% 5/1/16	1,365	1,323
0% 5/1/17	1,155	1,084
0% 5/1/18	1,335	1,200
0% 5/1/19	1,000	852
0% 5/1/34 (a)	5,300	3,872
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,082
5% 11/1/25 (AMBAC Insured)	3,820	4,109
5% 11/1/33 (AMBAC Insured)	5,000	5,211
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,308
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	2,963
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,284
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,585
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,815
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,686
5% 3/1/24	2,000	2,229
5% 3/1/25	2,000	2,206
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	669
5% 9/1/28	1,250	1,240
5% 9/1/32	1,125	1,063
5% 9/1/35	585	546
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,592
5% 8/1/25 (FSA Insured)	1,435	1,537
5% 8/1/26 (FSA Insured)	2,000	2,132
5% 8/1/27 (FSA Insured)	1,785	1,897
5% 8/1/31 (FSA Insured)	5,000	5,242
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,709
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,537
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,945
Cupertino California Union School District 5% 8/1/19	1,120	1,315
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	655
5% 9/1/14 (AMBAC Insured)	690	704
5% 9/1/15 (AMBAC Insured)	725	747
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/18 (AMBAC Insured)	$ 835	$ 862
5% 9/1/20 (AMBAC Insured)	925	934
5% 9/1/22 (AMBAC Insured)	1,020	1,021
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,114
5% 6/1/28	2,000	2,101
5% 6/1/29	1,650	1,703
5% 6/1/30	2,500	2,558
5% 6/1/31	1,750	1,781
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,112
6% 3/1/20 (FSA Insured)	1,000	1,123
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,410
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,482
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,617
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	907
0% 10/1/25 (AMBAC Insured)	1,665	840
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	746
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,743
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,009
0% 11/1/16 (Escrowed to Maturity)	3,500	3,390
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,329
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,015
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,396
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 A: - continued
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,425	$ 5,252
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,195
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,869
5.75% 1/15/40	8,155	7,665
5.875% 1/15/27	4,000	4,051
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,558
5.875% 1/15/29	4,000	4,048
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,646
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	9,271
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	10,862
5% 6/1/45	2,775	2,486
Series 2007 A1:
5% 6/1/14	2,000	2,047
5% 6/1/15	1,000	1,050
Series 2013 A, 5% 6/1/30	6,000	5,906
5% 6/1/45 (FSA Insured)	235	217
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,287
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,817
5% 9/2/23	1,000	1,085
5% 9/2/24	825	866
5% 9/2/25	500	527
5% 9/2/26	800	828
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	460
5% 8/1/22	450	505
5% 8/1/23	485	540
5% 8/1/24	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.): - continued
5% 8/1/26	$ 1,370	$ 1,465
5% 8/1/28	760	798
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,284
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,850
Series 2005 A, 5% 12/1/14	4,500	4,678
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,086
5% 8/1/25	1,000	1,068
5% 8/1/26	1,000	1,053
5% 8/1/27	1,000	1,044
5% 8/1/28	1,000	1,035
5% 8/1/29	1,000	1,025
5% 8/1/30	1,000	1,016
5% 8/1/31	1,000	1,009
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,093
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,617
0% 6/1/31 (FSA Insured)	9,750	3,610
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,070
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,170
Series A, 5.75% 8/1/33	2,800	3,093
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	11,176
Series 2009 A, 5.5% 8/1/29	1,000	1,087
Series 2010 C, 5.25% 8/1/39	1,300	1,364
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,896
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,215
5% 3/1/23	1,600	1,752
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	3,860	3,825
0% 3/1/18	3,000	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.): - continued
0% 3/1/19	$ 3,200	$ 2,719
0% 3/1/20	1,000	801
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,228
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,066
5.375% 9/1/17 (FSA Insured)	1,095	1,115
5.375% 9/1/18 (FSA Insured)	1,155	1,174
5.375% 9/1/19 (FSA Insured)	1,210	1,228
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,088
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,318
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,934
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,188
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	5,782
Series 2012 C, 5% 3/1/26	3,000	3,107
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,110
Series 2007 A1, 4.5% 1/1/28	6,900	7,142
Series 2011 A1, 5% 7/1/21	7,110	8,240
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,116
Series 2012 B, 5% 6/1/28	4,800	5,111
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,596
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,366
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
5% 7/1/39	$ 4,095	$ 3,940
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,509
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	746
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,494
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,627
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,432
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,550
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,920
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,549
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	772
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	792
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,911
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	703
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,673
5% 9/1/25	1,000	995
5% 9/1/26	1,155	1,136
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,500
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,636
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,263
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,968
12% 8/1/17 (FSA Insured)	1,000	1,399
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	$ 1,000	$ 1,100
5% 9/1/17 (AMBAC Insured)	2,735	3,048
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,976
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,826
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,262
Series 2012, 5% 1/15/25	3,460	3,717
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,137
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,007
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,023
6.5% 8/1/24	1,220	1,308
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,283
5% 2/1/23	5,000	5,504
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,753
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,736
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,855
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,526
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	719
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,395
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,208
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,445
Series 2011 O, 5% 5/1/22 (c)	4,500	4,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,672
5% 5/1/24 (c)	2,820	2,938
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,140
Series 2011, 0% 8/1/46	10,150	1,265
Series B:
0% 8/1/33	4,840	1,458
0% 8/1/35	9,000	2,357
0% 8/1/37	6,325	1,442
0% 8/1/38	20,710	4,418
0% 8/1/40	5,000	933
0% 8/1/41	5,000	874
Poway Unified School District Pub. Fing. 5% 9/15/26	940	955
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,609
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,223
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,766
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,121
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,760
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,416
5.75% 6/1/48	5,000	4,776
Series 2013 B:
0% 6/1/41	5,000	690
0% 6/1/42	6,000	769
0% 6/1/43	6,500	773
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,711
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	3,879
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 2,801
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,141
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	922
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	882
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,189
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,178
Series A, 0% 12/1/26 (FGIC Insured)	6,000	2,745
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	2,981
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,947
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,036
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,092
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,759
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,788
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,214
5% 8/1/24 (FSA Insured)	1,250	1,350
5% 8/1/25 (FSA Insured)	2,000	2,122
5% 8/1/27 (FSA Insured)	2,000	2,058
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,845
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,183
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,465
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,159
5% 11/15/18 (AMBAC Insured)	2,000	2,145
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,567
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 3,734
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	644
Series 2008 C:
0% 7/1/40	15,985	3,052
0% 7/1/42	16,185	2,716
Series 2008 E, 0% 7/1/47 (a)	8,700	2,515
Series C:
0% 7/1/46	13,500	1,757
0% 7/1/47	4,000	489
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,517
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,916
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,092
6.625% 8/1/39	1,000	1,101
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	895
5% 8/1/19	1,115	1,155
5% 8/1/21	800	830
5% 8/1/23	1,000	1,010
5% 8/1/24	750	752
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,167
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,918
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,814
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,343
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A: - continued
5.5% 1/15/28	$ 1,060	$ 1,041
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,783
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,753
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,678
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,765
5% 6/1/26	3,000	3,178
5% 6/1/33	9,035	9,104
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,308
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,105
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,234
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,004
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,965
San Marcos Unified School District Series A, 5% 8/1/38	5,000	4,986
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,712
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,790
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,400
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	926
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	869
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,295
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,938
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,348
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,325
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,049
0% 9/1/22 (AMBAC Insured)	2,900	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B: - continued
0% 9/1/25 (AMBAC Insured)	$ 6,800	$ 3,722
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	496
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,468
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,802
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,360
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,210
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,354
5% 7/1/24 (FSA Insured)	1,350	1,421
5% 7/1/25 (FSA Insured)	1,060	1,101
5% 7/1/26 (FSA Insured)	1,110	1,139
5% 7/1/27 (FSA Insured)	1,065	1,082
5% 1/1/29 (FSA Insured)	600	599
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,134
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,966
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,418
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,353
6% 6/1/22	1,100	1,103
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,518
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,400
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	2,987
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,211
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,012
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A: - continued
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,995	$ 2,281
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,433
4% 5/15/20	615	669
5% 5/15/19	2,830	3,258
Series 2013 J, 5% 5/15/48	7,300	6,866
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,509
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	785
5.5% 5/15/24 (AMBAC Insured)	370	370
Series 2009 O, 5.75% 5/15/34	9,900	10,706
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	1,922
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,306
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,085
5% 11/1/25	1,000	1,069
5% 11/1/26	1,000	1,059
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,333
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,254
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,128
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	994
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	449
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,154
6.25% 7/1/39	7,015	7,416
Series 2010 A, 5.5% 7/1/38	3,100	3,110
Series A:
5% 7/1/23	1,460	1,487
5% 7/1/25	1,665	1,675
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/32	$ 8,265	$ 8,077
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,779
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,236
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,480
		1,610,655
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	702
5.875% 10/1/18	1,565	1,673
		2,375
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (b)	4,600	3,648
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,090
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990	106
		10,844
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,449
Series 2009 B, 5% 10/1/25	1,500	1,547
Series A, 5.25% 10/1/15	1,255	1,311
		4,307
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,604,410)	1,628,181
NET OTHER ASSETS (LIABILITIES) - 1.6%	26,644
NET ASSETS - 100%	$ 1,654,825
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.5%
Health Care	14.1%
Transportation	9.5%
Special Tax	7.4%
Education	6.0%
Others* (Individually Less Than 5%)	13.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,604,410)		$ 1,628,181
Cash		11,283
Receivable for investments sold		130
Receivable for fund shares sold		1,231
Interest receivable		18,827
Other receivables		3
Total assets		1,659,655

Liabilities
Payable for fund shares redeemed	$ 1,977
Distributions payable	1,862
Accrued management fee	506
Transfer agent fee payable	339
Distribution and service plan fees payable	30
Other affiliated payables	84
Other payables and accrued expenses	32
Total liabilities		4,830

Net Assets		$ 1,654,825
Net Assets consist of:
Paid in capital		$ 1,649,226
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		(20,034)
Net unrealized appreciation (depreciation) on investments		23,771
Net Assets		$ 1,654,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,561 ÷ 2,939.4 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class T: Net Asset Value and redemption price per share ($5,262 ÷ 433.9 shares)	$ 12.13

Maximum offering price per share (100/96.00 of $12.13)	$ 12.64
Class B: Net Asset Value and offering price per share ($965 ÷ 79.8 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($23,968 ÷ 1,984.4 shares)A	$ 12.08

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,562,593 ÷ 129,337.3 shares)	$ 12.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,476 ÷ 2,186.9 shares)	$ 12.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 39,234

Expenses
Management fee	$ 3,396
Transfer agent fees	699
Distribution and service plan fees	202
Accounting fees and expenses	172
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	1
Miscellaneous	10
Total expenses before reductions	4,594
Expense reductions	(13)	4,581
Net investment income (loss)		34,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,154
Change in net unrealized appreciation (depreciation) on investment securities		(139,448)
Net gain (loss)		(135,294)
Net increase (decrease) in net assets resulting from operations		$ (100,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,653	$ 70,215
Net realized gain (loss)	4,154	1,033
Change in net unrealized appreciation (depreciation)	(139,448)	46,026
Net increase (decrease) in net assets resulting from operations	(100,641)	117,274
Distributions to shareholders from net investment income	(34,395)	(69,192)
Distributions to shareholders from net realized gain	-	(237)
Total distributions	(34,395)	(69,429)
Share transactions - net increase (decrease)	(184,370)	70,635
Redemption fees	9	14
Total increase (decrease) in net assets	(319,397)	118,494

Net Assets
Beginning of period	1,974,222	1,855,728
End of period (including undistributed net investment income of $1,862 and undistributed net investment income of $1,604, respectively)	$ 1,654,825	$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) E	.218	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	(.923)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	(.705)	.760	1.513	.218	.958	.235
Distributions from net investment income	(.215)	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.215)	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return B, C, D	(5.47)%	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77% A	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.39% A	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) E	.221	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	(.922)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	(.701)	.763	1.512	.228	.963	.237
Distributions from net investment income	(.219)	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.219)	(.433) I	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.13	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return B, C, D	(5.43)%	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.45% A	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.180	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	(.922)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	(.742)	.683	1.439	.142	.885	.159
Distributions from net investment income	(.178)	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.178)	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.09	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return B, C, D	(5.75)%	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.81% A	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.168	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	(.921)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	(.753)	.662	1.420	.126	.872	.149
Distributions from net investment income	(.167)	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.167)	(.332)	(.370)	(.376) I	(.382)	(.379)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return B, C, D	(5.84)%	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.64% A	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.237	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	(.922)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	(.685)	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.235)	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.235)	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return B, C	(5.33)%	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.70% A	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,563	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.232	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	(.922)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	(.690)	.789	1.541	.245	.999	.265
Distributions from net investment income	(.230)	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.230)	(.459) I	(.491)	(.495) H	(.499)	(.495)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.11	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return B, C	(5.35)%	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54% A	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.62% A	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,092
Gross unrealized depreciation	(37,405)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,687

Tax cost	$ 1,602,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,796 and $294,795, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 5
Class T	-%	.25%	7	2
Class B	.65%	.25%	5	4
Class C	.75%	.25%	130	40
			$ 202	$ 51

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class C*	2
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32.13
Class T	2.07
Class B	-**	.07
Class C	19.15
California Municipal Income	622.07
Institutional Class	24.15
	$ 699

* Annualized

** Amount represents four hundred and twenty-one dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $8 and $5, respectively.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 817	$ 1,790
Class T	94	176
Class B	16	40
Class C	341	613
California Municipal Income	32,575	65,366
Institutional Class	552	1,207
Total	$ 34,395	$ 69,192
From net realized gain
Class A	$ -	$ 7
Class T	-	1
Class B	-	-*
Class C	-	3
California Municipal Income	-	222
Institutional Class	-	4
Total	$ -	$ 237

* Amount represents one hundred and ninety-five dollars.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	369	1,040	$ 4,658	$ 13,391
Reinvestment of distributions	37	95	471	1,221
Shares redeemed	(1,750)	(994)	(21,808)	(12,759)
Net increase (decrease)	(1,344)	141	$ (16,679)	$ 1,853
Class T
Shares sold	23	90	$ 283	$ 1,156
Reinvestment of distributions	5	11	68	146
Shares redeemed	(28)	(88)	(358)	(1,124)
Net increase (decrease)	-	13	$ (7)	$ 178

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class B
Shares sold	-	7	$ 3	$ 95
Reinvestment of distributions	1	2	8	21
Shares redeemed	(14)	(49)	(171)	(633)
Net increase (decrease)	(13)	(40)	$ (160)	$ (517)
Class C
Shares sold	426	342	$ 5,483	$ 4,378
Reinvestment of distributions	18	30	225	384
Shares redeemed	(309)	(334)	(3,877)	(4,286)
Net increase (decrease)	135	38	$ 1,831	$ 476
California Municipal Income
Shares sold	16,695	25,814	$ 210,625	$ 332,551
Reinvestment of distributions	1,678	3,362	21,146	43,294
Shares redeemed	(31,692)	(23,848)	(396,836)	(306,664)
Net increase (decrease)	(13,319)	5,328	$ (165,065)	$ 69,181
Institutional Class
Shares sold	194	870	$ 2,481	$ 11,203
Reinvestment of distributions	28	54	360	700
Shares redeemed	(564)	(960)	(7,131)	(12,439)
Net increase (decrease)	(342)	(36)	$ (4,290)	$ (536)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-USAN-1013
1.790936.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® California Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 945.30	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.71%
Actual		$ 1,000.00	$ 945.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 942.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 941.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 946.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.5	50.7
Health Care	14.1	13.1
Transportation	9.5	8.9
Special Tax	7.4	5.6
Education	6.0	5.2
Weighted Average Maturity as of August 31, 2013
		6 months ago
Years	7.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	8.0	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
AAA 1.3%	AAA 2.3%
AA,A 78.0%	AA,A 77.2%
BBB 16.2%	BBB 14.3%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 392
5% 8/1/18	330	341
5% 8/1/19	555	567
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,252
Series 2012 A:
5% 8/1/24	1,000	1,074
5% 8/1/25	1,245	1,315
5% 8/1/27	300	307
5% 8/1/28	400	405
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	943
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,183
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	881
5.4% 10/1/24 (AMBAC Insured)	4,585	4,827
5.45% 10/1/25 (AMBAC Insured)	5,160	5,419
Series 2013 A:
5% 10/1/24	5,000	5,485
5% 10/1/25	5,245	5,663
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,987
5% 12/1/20 (AMBAC Insured)	2,810	3,088
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,917
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,043
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,129
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,053
0% 9/1/22 (FSA Insured)	5,150	3,483
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,616
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,354
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,317
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,221
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,714
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,608
5% 6/1/25	4,355	4,788
5% 6/1/27	2,755	2,952
5% 6/1/28	3,045	3,233
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,113
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,350
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,468
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,983
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,653
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	898
0% 8/1/18 (AMBAC Insured)	2,000	1,720
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,708
Series AI, 5% 12/1/25	2,700	2,992
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,025
5% 7/1/22	3,800	4,167
5.25% 7/1/14	695	724
5.25% 7/1/21	20,610	23,712
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,065
6% 3/1/38	1,000	1,056
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,634
5% 2/1/17	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,103
Series 2010 A, 5% 10/1/25	5,860	6,134
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	763
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,903
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,949
Series 2009, 5% 1/1/39	2,700	2,730
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	902
4% 9/1/21	1,000	1,031
4% 9/1/22	740	755
4% 9/1/23	1,080	1,094
4% 9/1/24	1,125	1,134
5% 9/1/19	400	450
5% 9/1/39	5,000	4,824
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013, 5.25% 2/1/28	1,430	1,433
Series 2013-1, 5.25% 2/1/22	815	817
4.5% 8/1/30	3,250	3,193
5% 3/1/15	2,130	2,276
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,614
5% 9/1/17	750	821
5% 3/1/19	3,000	3,404
5% 2/1/22	9,400	10,690
5% 8/1/22	1,500	1,644
5% 10/1/22	1,355	1,493
5% 11/1/22	1,600	1,774
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,104
5% 12/1/22	3,500	3,894
5% 2/1/23	1,095	1,112
5% 3/1/26	2,800	2,962
5% 6/1/26	2,600	2,707
5% 6/1/31	2,000	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,046
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 2/1/26	2,800	2,843
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,141
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	107
5.25% 4/1/35	3,500	3,595
5.25% 3/1/38	11,375	11,639
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,531
5.5% 4/1/30	25	26
5.5% 11/1/33	22,945	23,026
5.5% 11/1/34	2,535	2,689
5.5% 11/1/39	1,810	1,882
6% 4/1/18	1,570	1,876
6% 3/1/33	20,050	22,788
6% 4/1/38	1,190	1,310
6.5% 4/1/33	11,650	13,520
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,521
Series 2008 L, 5.125% 7/1/22	1,900	2,000
Series 2009 E, 5.625% 7/1/25	11,000	11,991
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,563
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,634
5% 11/15/23	2,000	2,081
5% 11/15/24	4,500	4,620
5% 11/15/34	3,150	2,898
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,267
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.): - continued
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 90	$ 112
6.5% 10/1/38	4,910	5,471
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,900
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,956
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,880
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,181
Series 2008 A3, 5.5% 11/15/40	3,090	3,159
Series 2011 A, 5% 3/1/20	3,250	3,623
Series 2011 D:
5% 8/15/22	900	999
5% 8/15/23	700	776
5% 8/15/24	1,250	1,377
5% 8/15/25	2,000	2,143
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,088
5% 12/1/32	1,000	946
5% 12/1/42	3,000	2,698
Series 2005, 5% 10/1/33	7,235	7,366
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,707
5.25% 2/1/37	2,500	2,292
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	330
5% 7/1/20	500	539
5.125% 7/1/23	1,150	1,176
5.75% 7/1/40	5,155	5,192
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,134
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,632
5.25% 6/1/25	5,000	5,180
5.25% 6/1/30	4,000	4,085
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,414
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,943
5% 11/1/21	2,020	2,132
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,965
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,014
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,102
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,675
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,242
Series 2011 C:
5% 10/1/27	9,530	9,882
5.25% 10/1/24	4,170	4,596
5.25% 10/1/25	2,875	3,108
5.75% 10/1/31	4,000	4,315
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	888
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	448
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,912
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,807
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,017
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,953
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,653
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,569
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,115
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,507
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33	1,625	1,672
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,456
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,741
Series 2006 E:
5% 10/1/23	2,410	2,620
5.25% 10/1/21	2,900	3,194
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,849
5% 9/1/24	1,865	2,028
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,070
5% 4/1/25	5,300	5,618
Series 2012 G, 5% 11/1/25	2,500	2,651
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,349
5% 12/1/23	2,800	3,032
Series 2009 G1, 5.75% 10/1/30	1,800	1,945
Series 2009 I:
5.5% 11/1/23	1,535	1,725
6.125% 11/1/29	1,200	1,367
6.25% 11/1/21	2,000	2,370
6.375% 11/1/34	3,000	3,392
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,094
5.75% 11/1/28	6,525	7,167
6% 11/1/40	7,240	7,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,100	$ 4,936
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,108
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	2,098
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,155
6.25% 8/15/33	2,500	2,736
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,245
Series 2007 A:
4.75% 4/1/33	2,000	1,923
5% 4/1/31	4,900	4,905
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	9,694
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,642
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,927
Series 2005 A:
5% 7/1/39	3,515	3,220
5.25% 7/1/24	6,700	6,791
5.25% 7/1/30	13,320	13,416
Series 2005 H, 5.25% 7/1/25	5,420	5,484
5.375% 6/1/26	2,520	2,679
6% 6/1/33	3,020	3,264
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	987
0% 5/1/16	1,365	1,323
0% 5/1/17	1,155	1,084
0% 5/1/18	1,335	1,200
0% 5/1/19	1,000	852
0% 5/1/34 (a)	5,300	3,872
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,082
5% 11/1/25 (AMBAC Insured)	3,820	4,109
5% 11/1/33 (AMBAC Insured)	5,000	5,211
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,308
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	2,963
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,284
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,585
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,815
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,686
5% 3/1/24	2,000	2,229
5% 3/1/25	2,000	2,206
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	669
5% 9/1/28	1,250	1,240
5% 9/1/32	1,125	1,063
5% 9/1/35	585	546
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,592
5% 8/1/25 (FSA Insured)	1,435	1,537
5% 8/1/26 (FSA Insured)	2,000	2,132
5% 8/1/27 (FSA Insured)	1,785	1,897
5% 8/1/31 (FSA Insured)	5,000	5,242
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,709
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,537
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,945
Cupertino California Union School District 5% 8/1/19	1,120	1,315
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	655
5% 9/1/14 (AMBAC Insured)	690	704
5% 9/1/15 (AMBAC Insured)	725	747
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/18 (AMBAC Insured)	$ 835	$ 862
5% 9/1/20 (AMBAC Insured)	925	934
5% 9/1/22 (AMBAC Insured)	1,020	1,021
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,114
5% 6/1/28	2,000	2,101
5% 6/1/29	1,650	1,703
5% 6/1/30	2,500	2,558
5% 6/1/31	1,750	1,781
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,112
6% 3/1/20 (FSA Insured)	1,000	1,123
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,410
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,482
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,617
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	907
0% 10/1/25 (AMBAC Insured)	1,665	840
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	746
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,743
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,009
0% 11/1/16 (Escrowed to Maturity)	3,500	3,390
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,329
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,015
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,396
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 A: - continued
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,425	$ 5,252
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,195
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,869
5.75% 1/15/40	8,155	7,665
5.875% 1/15/27	4,000	4,051
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,558
5.875% 1/15/29	4,000	4,048
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,646
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	9,271
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	10,862
5% 6/1/45	2,775	2,486
Series 2007 A1:
5% 6/1/14	2,000	2,047
5% 6/1/15	1,000	1,050
Series 2013 A, 5% 6/1/30	6,000	5,906
5% 6/1/45 (FSA Insured)	235	217
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,287
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,817
5% 9/2/23	1,000	1,085
5% 9/2/24	825	866
5% 9/2/25	500	527
5% 9/2/26	800	828
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	460
5% 8/1/22	450	505
5% 8/1/23	485	540
5% 8/1/24	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.): - continued
5% 8/1/26	$ 1,370	$ 1,465
5% 8/1/28	760	798
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,284
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,850
Series 2005 A, 5% 12/1/14	4,500	4,678
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,086
5% 8/1/25	1,000	1,068
5% 8/1/26	1,000	1,053
5% 8/1/27	1,000	1,044
5% 8/1/28	1,000	1,035
5% 8/1/29	1,000	1,025
5% 8/1/30	1,000	1,016
5% 8/1/31	1,000	1,009
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,093
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,617
0% 6/1/31 (FSA Insured)	9,750	3,610
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,070
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,170
Series A, 5.75% 8/1/33	2,800	3,093
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	11,176
Series 2009 A, 5.5% 8/1/29	1,000	1,087
Series 2010 C, 5.25% 8/1/39	1,300	1,364
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,896
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,215
5% 3/1/23	1,600	1,752
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	3,860	3,825
0% 3/1/18	3,000	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.): - continued
0% 3/1/19	$ 3,200	$ 2,719
0% 3/1/20	1,000	801
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,228
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,066
5.375% 9/1/17 (FSA Insured)	1,095	1,115
5.375% 9/1/18 (FSA Insured)	1,155	1,174
5.375% 9/1/19 (FSA Insured)	1,210	1,228
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,088
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,318
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,934
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,188
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	5,782
Series 2012 C, 5% 3/1/26	3,000	3,107
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,110
Series 2007 A1, 4.5% 1/1/28	6,900	7,142
Series 2011 A1, 5% 7/1/21	7,110	8,240
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,116
Series 2012 B, 5% 6/1/28	4,800	5,111
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,596
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,366
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
5% 7/1/39	$ 4,095	$ 3,940
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,509
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	746
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,494
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,627
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,432
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,550
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,920
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,549
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	772
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	792
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,911
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	703
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,673
5% 9/1/25	1,000	995
5% 9/1/26	1,155	1,136
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,500
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,636
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,263
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,968
12% 8/1/17 (FSA Insured)	1,000	1,399
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	$ 1,000	$ 1,100
5% 9/1/17 (AMBAC Insured)	2,735	3,048
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,976
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,826
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,262
Series 2012, 5% 1/15/25	3,460	3,717
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,137
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,007
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,023
6.5% 8/1/24	1,220	1,308
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,283
5% 2/1/23	5,000	5,504
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,753
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,736
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,855
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,526
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	719
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,395
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,208
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,445
Series 2011 O, 5% 5/1/22 (c)	4,500	4,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,672
5% 5/1/24 (c)	2,820	2,938
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,140
Series 2011, 0% 8/1/46	10,150	1,265
Series B:
0% 8/1/33	4,840	1,458
0% 8/1/35	9,000	2,357
0% 8/1/37	6,325	1,442
0% 8/1/38	20,710	4,418
0% 8/1/40	5,000	933
0% 8/1/41	5,000	874
Poway Unified School District Pub. Fing. 5% 9/15/26	940	955
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,609
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,223
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,766
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,121
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,760
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,416
5.75% 6/1/48	5,000	4,776
Series 2013 B:
0% 6/1/41	5,000	690
0% 6/1/42	6,000	769
0% 6/1/43	6,500	773
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,711
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	3,879
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 2,801
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,141
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	922
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	882
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,189
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,178
Series A, 0% 12/1/26 (FGIC Insured)	6,000	2,745
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	2,981
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,947
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,036
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,092
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,759
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,788
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,214
5% 8/1/24 (FSA Insured)	1,250	1,350
5% 8/1/25 (FSA Insured)	2,000	2,122
5% 8/1/27 (FSA Insured)	2,000	2,058
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,845
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,183
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,465
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,159
5% 11/15/18 (AMBAC Insured)	2,000	2,145
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,567
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 3,734
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	644
Series 2008 C:
0% 7/1/40	15,985	3,052
0% 7/1/42	16,185	2,716
Series 2008 E, 0% 7/1/47 (a)	8,700	2,515
Series C:
0% 7/1/46	13,500	1,757
0% 7/1/47	4,000	489
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,517
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,916
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,092
6.625% 8/1/39	1,000	1,101
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	895
5% 8/1/19	1,115	1,155
5% 8/1/21	800	830
5% 8/1/23	1,000	1,010
5% 8/1/24	750	752
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,167
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,918
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,814
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,343
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A: - continued
5.5% 1/15/28	$ 1,060	$ 1,041
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,783
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,753
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,678
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,765
5% 6/1/26	3,000	3,178
5% 6/1/33	9,035	9,104
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,308
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,105
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,234
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,004
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,965
San Marcos Unified School District Series A, 5% 8/1/38	5,000	4,986
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,712
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,790
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,400
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	926
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	869
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,295
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,938
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,348
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,325
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,049
0% 9/1/22 (AMBAC Insured)	2,900	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B: - continued
0% 9/1/25 (AMBAC Insured)	$ 6,800	$ 3,722
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	496
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,468
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,802
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,360
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,210
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,354
5% 7/1/24 (FSA Insured)	1,350	1,421
5% 7/1/25 (FSA Insured)	1,060	1,101
5% 7/1/26 (FSA Insured)	1,110	1,139
5% 7/1/27 (FSA Insured)	1,065	1,082
5% 1/1/29 (FSA Insured)	600	599
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,134
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,966
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,418
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,353
6% 6/1/22	1,100	1,103
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,518
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,400
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	2,987
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,211
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,012
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A: - continued
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,995	$ 2,281
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,433
4% 5/15/20	615	669
5% 5/15/19	2,830	3,258
Series 2013 J, 5% 5/15/48	7,300	6,866
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,509
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	785
5.5% 5/15/24 (AMBAC Insured)	370	370
Series 2009 O, 5.75% 5/15/34	9,900	10,706
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	1,922
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,306
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,085
5% 11/1/25	1,000	1,069
5% 11/1/26	1,000	1,059
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,333
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,254
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,128
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	994
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	449
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,154
6.25% 7/1/39	7,015	7,416
Series 2010 A, 5.5% 7/1/38	3,100	3,110
Series A:
5% 7/1/23	1,460	1,487
5% 7/1/25	1,665	1,675
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/32	$ 8,265	$ 8,077
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,779
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,236
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,480
		1,610,655
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	702
5.875% 10/1/18	1,565	1,673
		2,375
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (b)	4,600	3,648
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,090
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990	106
		10,844
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,449
Series 2009 B, 5% 10/1/25	1,500	1,547
Series A, 5.25% 10/1/15	1,255	1,311
		4,307
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,604,410)	1,628,181
NET OTHER ASSETS (LIABILITIES) - 1.6%	26,644
NET ASSETS - 100%	$ 1,654,825
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.5%
Health Care	14.1%
Transportation	9.5%
Special Tax	7.4%
Education	6.0%
Others* (Individually Less Than 5%)	13.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,604,410)		$ 1,628,181
Cash		11,283
Receivable for investments sold		130
Receivable for fund shares sold		1,231
Interest receivable		18,827
Other receivables		3
Total assets		1,659,655

Liabilities
Payable for fund shares redeemed	$ 1,977
Distributions payable	1,862
Accrued management fee	506
Transfer agent fee payable	339
Distribution and service plan fees payable	30
Other affiliated payables	84
Other payables and accrued expenses	32
Total liabilities		4,830

Net Assets		$ 1,654,825
Net Assets consist of:
Paid in capital		$ 1,649,226
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		(20,034)
Net unrealized appreciation (depreciation) on investments		23,771
Net Assets		$ 1,654,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,561 ÷ 2,939.4 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class T: Net Asset Value and redemption price per share ($5,262 ÷ 433.9 shares)	$ 12.13

Maximum offering price per share (100/96.00 of $12.13)	$ 12.64
Class B: Net Asset Value and offering price per share ($965 ÷ 79.8 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($23,968 ÷ 1,984.4 shares)A	$ 12.08

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,562,593 ÷ 129,337.3 shares)	$ 12.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,476 ÷ 2,186.9 shares)	$ 12.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 39,234

Expenses
Management fee	$ 3,396
Transfer agent fees	699
Distribution and service plan fees	202
Accounting fees and expenses	172
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	1
Miscellaneous	10
Total expenses before reductions	4,594
Expense reductions	(13)	4,581
Net investment income (loss)		34,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,154
Change in net unrealized appreciation (depreciation) on investment securities		(139,448)
Net gain (loss)		(135,294)
Net increase (decrease) in net assets resulting from operations		$ (100,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,653	$ 70,215
Net realized gain (loss)	4,154	1,033
Change in net unrealized appreciation (depreciation)	(139,448)	46,026
Net increase (decrease) in net assets resulting from operations	(100,641)	117,274
Distributions to shareholders from net investment income	(34,395)	(69,192)
Distributions to shareholders from net realized gain	-	(237)
Total distributions	(34,395)	(69,429)
Share transactions - net increase (decrease)	(184,370)	70,635
Redemption fees	9	14
Total increase (decrease) in net assets	(319,397)	118,494

Net Assets
Beginning of period	1,974,222	1,855,728
End of period (including undistributed net investment income of $1,862 and undistributed net investment income of $1,604, respectively)	$ 1,654,825	$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) E	.218	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	(.923)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	(.705)	.760	1.513	.218	.958	.235
Distributions from net investment income	(.215)	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.215)	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return B, C, D	(5.47)%	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77% A	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.39% A	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) E	.221	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	(.922)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	(.701)	.763	1.512	.228	.963	.237
Distributions from net investment income	(.219)	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.219)	(.433) I	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.13	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return B, C, D	(5.43)%	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.45% A	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.180	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	(.922)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	(.742)	.683	1.439	.142	.885	.159
Distributions from net investment income	(.178)	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.178)	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.09	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return B, C, D	(5.75)%	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.81% A	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.168	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	(.921)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	(.753)	.662	1.420	.126	.872	.149
Distributions from net investment income	(.167)	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.167)	(.332)	(.370)	(.376) I	(.382)	(.379)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return B, C, D	(5.84)%	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.64% A	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.237	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	(.922)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	(.685)	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.235)	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.235)	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return B, C	(5.33)%	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.70% A	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,563	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.232	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	(.922)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	(.690)	.789	1.541	.245	.999	.265
Distributions from net investment income	(.230)	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.230)	(.459) I	(.491)	(.495) H	(.499)	(.495)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.11	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return B, C	(5.35)%	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54% A	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.62% A	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,092
Gross unrealized depreciation	(37,405)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,687

Tax cost	$ 1,602,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,796 and $294,795, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 5
Class T	-%	.25%	7	2
Class B	.65%	.25%	5	4
Class C	.75%	.25%	130	40
			$ 202	$ 51

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class C*	2
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32.13
Class T	2.07
Class B	-**	.07
Class C	19.15
California Municipal Income	622.07
Institutional Class	24.15
	$ 699

* Annualized

** Amount represents four hundred and twenty-one dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $8 and $5, respectively.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 817	$ 1,790
Class T	94	176
Class B	16	40
Class C	341	613
California Municipal Income	32,575	65,366
Institutional Class	552	1,207
Total	$ 34,395	$ 69,192
From net realized gain
Class A	$ -	$ 7
Class T	-	1
Class B	-	-*
Class C	-	3
California Municipal Income	-	222
Institutional Class	-	4
Total	$ -	$ 237

* Amount represents one hundred and ninety-five dollars.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	369	1,040	$ 4,658	$ 13,391
Reinvestment of distributions	37	95	471	1,221
Shares redeemed	(1,750)	(994)	(21,808)	(12,759)
Net increase (decrease)	(1,344)	141	$ (16,679)	$ 1,853
Class T
Shares sold	23	90	$ 283	$ 1,156
Reinvestment of distributions	5	11	68	146
Shares redeemed	(28)	(88)	(358)	(1,124)
Net increase (decrease)	-	13	$ (7)	$ 178

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class B
Shares sold	-	7	$ 3	$ 95
Reinvestment of distributions	1	2	8	21
Shares redeemed	(14)	(49)	(171)	(633)
Net increase (decrease)	(13)	(40)	$ (160)	$ (517)
Class C
Shares sold	426	342	$ 5,483	$ 4,378
Reinvestment of distributions	18	30	225	384
Shares redeemed	(309)	(334)	(3,877)	(4,286)
Net increase (decrease)	135	38	$ 1,831	$ 476
California Municipal Income
Shares sold	16,695	25,814	$ 210,625	$ 332,551
Reinvestment of distributions	1,678	3,362	21,146	43,294
Shares redeemed	(31,692)	(23,848)	(396,836)	(306,664)
Net increase (decrease)	(13,319)	5,328	$ (165,065)	$ 69,181
Institutional Class
Shares sold	194	870	$ 2,481	$ 11,203
Reinvestment of distributions	28	54	360	700
Shares redeemed	(564)	(960)	(7,131)	(12,439)
Net increase (decrease)	(342)	(36)	$ (4,290)	$ (536)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-USAN-1013
1.790937.110

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 945.30	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.71%
Actual		$ 1,000.00	$ 945.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 942.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.53%
Actual		$ 1,000.00	$ 941.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.55%
Actual		$ 1,000.00	$ 946.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.5	50.7
Health Care	14.1	13.1
Transportation	9.5	8.9
Special Tax	7.4	5.6
Education	6.0	5.2
Weighted Average Maturity as of August 31, 2013
		6 months ago
Years	7.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	8.0	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
AAA 1.3%	AAA 2.3%
AA,A 78.0%	AA,A 77.2%
BBB 16.2%	BBB 14.3%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 392
5% 8/1/18	330	341
5% 8/1/19	555	567
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,252
Series 2012 A:
5% 8/1/24	1,000	1,074
5% 8/1/25	1,245	1,315
5% 8/1/27	300	307
5% 8/1/28	400	405
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	943
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,183
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	835	881
5.4% 10/1/24 (AMBAC Insured)	4,585	4,827
5.45% 10/1/25 (AMBAC Insured)	5,160	5,419
Series 2013 A:
5% 10/1/24	5,000	5,485
5% 10/1/25	5,245	5,663
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,987
5% 12/1/20 (AMBAC Insured)	2,810	3,088
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,917
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,043
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,129
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,053
0% 9/1/22 (FSA Insured)	5,150	3,483
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,616
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,354
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,317
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,221
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,714
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,608
5% 6/1/25	4,355	4,788
5% 6/1/27	2,755	2,952
5% 6/1/28	3,045	3,233
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,113
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,350
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,468
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,983
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,653
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	898
0% 8/1/18 (AMBAC Insured)	2,000	1,720
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,708
Series AI, 5% 12/1/25	2,700	2,992
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,025
5% 7/1/22	3,800	4,167
5.25% 7/1/14	695	724
5.25% 7/1/21	20,610	23,712
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,065
6% 3/1/38	1,000	1,056
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,634
5% 2/1/17	1,000	1,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,103
Series 2010 A, 5% 10/1/25	5,860	6,134
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	763
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,903
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,949
Series 2009, 5% 1/1/39	2,700	2,730
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	902
4% 9/1/21	1,000	1,031
4% 9/1/22	740	755
4% 9/1/23	1,080	1,094
4% 9/1/24	1,125	1,134
5% 9/1/19	400	450
5% 9/1/39	5,000	4,824
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013, 5.25% 2/1/28	1,430	1,433
Series 2013-1, 5.25% 2/1/22	815	817
4.5% 8/1/30	3,250	3,193
5% 3/1/15	2,130	2,276
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,614
5% 9/1/17	750	821
5% 3/1/19	3,000	3,404
5% 2/1/22	9,400	10,690
5% 8/1/22	1,500	1,644
5% 10/1/22	1,355	1,493
5% 11/1/22	1,600	1,774
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,104
5% 12/1/22	3,500	3,894
5% 2/1/23	1,095	1,112
5% 3/1/26	2,800	2,962
5% 6/1/26	2,600	2,707
5% 6/1/31	2,000	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,046
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 2/1/26	2,800	2,843
5.25% 10/1/14	140	141
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,141
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	107
5.25% 4/1/35	3,500	3,595
5.25% 3/1/38	11,375	11,639
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,531
5.5% 4/1/30	25	26
5.5% 11/1/33	22,945	23,026
5.5% 11/1/34	2,535	2,689
5.5% 11/1/39	1,810	1,882
6% 4/1/18	1,570	1,876
6% 3/1/33	20,050	22,788
6% 4/1/38	1,190	1,310
6.5% 4/1/33	11,650	13,520
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,521
Series 2008 L, 5.125% 7/1/22	1,900	2,000
Series 2009 E, 5.625% 7/1/25	11,000	11,991
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,563
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,634
5% 11/15/23	2,000	2,081
5% 11/15/24	4,500	4,620
5% 11/15/34	3,150	2,898
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,267
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.): - continued
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 90	$ 112
6.5% 10/1/38	4,910	5,471
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,900
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,956
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,880
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,181
Series 2008 A3, 5.5% 11/15/40	3,090	3,159
Series 2011 A, 5% 3/1/20	3,250	3,623
Series 2011 D:
5% 8/15/22	900	999
5% 8/15/23	700	776
5% 8/15/24	1,250	1,377
5% 8/15/25	2,000	2,143
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,043
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,088
5% 12/1/32	1,000	946
5% 12/1/42	3,000	2,698
Series 2005, 5% 10/1/33	7,235	7,366
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,707
5.25% 2/1/37	2,500	2,292
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	330
5% 7/1/20	500	539
5.125% 7/1/23	1,150	1,176
5.75% 7/1/40	5,155	5,192
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,134
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,632
5.25% 6/1/25	5,000	5,180
5.25% 6/1/30	4,000	4,085
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,414
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,943
5% 11/1/21	2,020	2,132
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,965
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,014
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,102
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,675
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,242
Series 2011 C:
5% 10/1/27	9,530	9,882
5.25% 10/1/24	4,170	4,596
5.25% 10/1/25	2,875	3,108
5.75% 10/1/31	4,000	4,315
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	888
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	448
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,912
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,807
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,017
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,953
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,653
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,569
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,115
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,507
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33	1,625	1,672
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,456
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,741
Series 2006 E:
5% 10/1/23	2,410	2,620
5.25% 10/1/21	2,900	3,194
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,849
5% 9/1/24	1,865	2,028
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,070
5% 4/1/25	5,300	5,618
Series 2012 G, 5% 11/1/25	2,500	2,651
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,349
5% 12/1/23	2,800	3,032
Series 2009 G1, 5.75% 10/1/30	1,800	1,945
Series 2009 I:
5.5% 11/1/23	1,535	1,725
6.125% 11/1/29	1,200	1,367
6.25% 11/1/21	2,000	2,370
6.375% 11/1/34	3,000	3,392
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,094
5.75% 11/1/28	6,525	7,167
6% 11/1/40	7,240	7,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,100	$ 4,936
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,108
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	2,098
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,155
6.25% 8/15/33	2,500	2,736
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,245
Series 2007 A:
4.75% 4/1/33	2,000	1,923
5% 4/1/31	4,900	4,905
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	9,694
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,642
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,927
Series 2005 A:
5% 7/1/39	3,515	3,220
5.25% 7/1/24	6,700	6,791
5.25% 7/1/30	13,320	13,416
Series 2005 H, 5.25% 7/1/25	5,420	5,484
5.375% 6/1/26	2,520	2,679
6% 6/1/33	3,020	3,264
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	987
0% 5/1/16	1,365	1,323
0% 5/1/17	1,155	1,084
0% 5/1/18	1,335	1,200
0% 5/1/19	1,000	852
0% 5/1/34 (a)	5,300	3,872
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 1,082
5% 11/1/25 (AMBAC Insured)	3,820	4,109
5% 11/1/33 (AMBAC Insured)	5,000	5,211
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,308
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	2,963
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,284
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,585
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,815
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,686
5% 3/1/24	2,000	2,229
5% 3/1/25	2,000	2,206
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	669
5% 9/1/28	1,250	1,240
5% 9/1/32	1,125	1,063
5% 9/1/35	585	546
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,592
5% 8/1/25 (FSA Insured)	1,435	1,537
5% 8/1/26 (FSA Insured)	2,000	2,132
5% 8/1/27 (FSA Insured)	1,785	1,897
5% 8/1/31 (FSA Insured)	5,000	5,242
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,709
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,537
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,945
Cupertino California Union School District 5% 8/1/19	1,120	1,315
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	655
5% 9/1/14 (AMBAC Insured)	690	704
5% 9/1/15 (AMBAC Insured)	725	747
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/18 (AMBAC Insured)	$ 835	$ 862
5% 9/1/20 (AMBAC Insured)	925	934
5% 9/1/22 (AMBAC Insured)	1,020	1,021
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,114
5% 6/1/28	2,000	2,101
5% 6/1/29	1,650	1,703
5% 6/1/30	2,500	2,558
5% 6/1/31	1,750	1,781
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,112
6% 3/1/20 (FSA Insured)	1,000	1,123
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,410
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,482
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,617
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	907
0% 10/1/25 (AMBAC Insured)	1,665	840
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	746
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,743
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,009
0% 11/1/16 (Escrowed to Maturity)	3,500	3,390
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,329
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,015
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,396
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
Series 1999 A: - continued
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,425	$ 5,252
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,195
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,869
5.75% 1/15/40	8,155	7,665
5.875% 1/15/27	4,000	4,051
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,558
5.875% 1/15/29	4,000	4,048
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,646
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	9,271
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	10,862
5% 6/1/45	2,775	2,486
Series 2007 A1:
5% 6/1/14	2,000	2,047
5% 6/1/15	1,000	1,050
Series 2013 A, 5% 6/1/30	6,000	5,906
5% 6/1/45 (FSA Insured)	235	217
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,287
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,817
5% 9/2/23	1,000	1,085
5% 9/2/24	825	866
5% 9/2/25	500	527
5% 9/2/26	800	828
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	460
5% 8/1/22	450	505
5% 8/1/23	485	540
5% 8/1/24	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.): - continued
5% 8/1/26	$ 1,370	$ 1,465
5% 8/1/28	760	798
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,284
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,850
Series 2005 A, 5% 12/1/14	4,500	4,678
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,086
5% 8/1/25	1,000	1,068
5% 8/1/26	1,000	1,053
5% 8/1/27	1,000	1,044
5% 8/1/28	1,000	1,035
5% 8/1/29	1,000	1,025
5% 8/1/30	1,000	1,016
5% 8/1/31	1,000	1,009
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,093
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,617
0% 6/1/31 (FSA Insured)	9,750	3,610
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,070
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,170
Series A, 5.75% 8/1/33	2,800	3,093
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	11,176
Series 2009 A, 5.5% 8/1/29	1,000	1,087
Series 2010 C, 5.25% 8/1/39	1,300	1,364
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,896
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,215
5% 3/1/23	1,600	1,752
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	3,860	3,825
0% 3/1/18	3,000	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.): - continued
0% 3/1/19	$ 3,200	$ 2,719
0% 3/1/20	1,000	801
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,228
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,066
5.375% 9/1/17 (FSA Insured)	1,095	1,115
5.375% 9/1/18 (FSA Insured)	1,155	1,174
5.375% 9/1/19 (FSA Insured)	1,210	1,228
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,088
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,318
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,934
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,188
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	5,782
Series 2012 C, 5% 3/1/26	3,000	3,107
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,110
Series 2007 A1, 4.5% 1/1/28	6,900	7,142
Series 2011 A1, 5% 7/1/21	7,110	8,240
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,116
Series 2012 B, 5% 6/1/28	4,800	5,111
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,596
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,366
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
5% 7/1/39	$ 4,095	$ 3,940
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,509
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	746
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,494
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,627
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,432
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,550
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,920
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,549
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	772
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	792
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,911
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	703
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,673
5% 9/1/25	1,000	995
5% 9/1/26	1,155	1,136
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,500
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,636
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,263
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,968
12% 8/1/17 (FSA Insured)	1,000	1,399
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	$ 1,000	$ 1,100
5% 9/1/17 (AMBAC Insured)	2,735	3,048
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,976
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,826
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,262
Series 2012, 5% 1/15/25	3,460	3,717
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,137
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,007
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,023
6.5% 8/1/24	1,220	1,308
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,283
5% 2/1/23	5,000	5,504
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,753
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,736
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,855
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,526
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	719
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,395
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,208
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,445
Series 2011 O, 5% 5/1/22 (c)	4,500	4,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,672
5% 5/1/24 (c)	2,820	2,938
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,140
Series 2011, 0% 8/1/46	10,150	1,265
Series B:
0% 8/1/33	4,840	1,458
0% 8/1/35	9,000	2,357
0% 8/1/37	6,325	1,442
0% 8/1/38	20,710	4,418
0% 8/1/40	5,000	933
0% 8/1/41	5,000	874
Poway Unified School District Pub. Fing. 5% 9/15/26	940	955
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,609
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,223
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,766
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,121
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,760
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,416
5.75% 6/1/48	5,000	4,776
Series 2013 B:
0% 6/1/41	5,000	690
0% 6/1/42	6,000	769
0% 6/1/43	6,500	773
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,711
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	3,879
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 2,801
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,141
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	922
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	882
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,189
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,178
Series A, 0% 12/1/26 (FGIC Insured)	6,000	2,745
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	2,981
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,947
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,036
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,092
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,759
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,788
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,214
5% 8/1/24 (FSA Insured)	1,250	1,350
5% 8/1/25 (FSA Insured)	2,000	2,122
5% 8/1/27 (FSA Insured)	2,000	2,058
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,845
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,183
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,465
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,159
5% 11/15/18 (AMBAC Insured)	2,000	2,145
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,567
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 3,734
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	644
Series 2008 C:
0% 7/1/40	15,985	3,052
0% 7/1/42	16,185	2,716
Series 2008 E, 0% 7/1/47 (a)	8,700	2,515
Series C:
0% 7/1/46	13,500	1,757
0% 7/1/47	4,000	489
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,517
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,916
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,092
6.625% 8/1/39	1,000	1,101
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	895
5% 8/1/19	1,115	1,155
5% 8/1/21	800	830
5% 8/1/23	1,000	1,010
5% 8/1/24	750	752
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,167
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,918
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,814
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,343
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A: - continued
5.5% 1/15/28	$ 1,060	$ 1,041
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,783
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,753
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,678
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,765
5% 6/1/26	3,000	3,178
5% 6/1/33	9,035	9,104
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,308
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,105
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,234
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,004
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,965
San Marcos Unified School District Series A, 5% 8/1/38	5,000	4,986
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,712
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,790
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,400
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	926
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	869
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,295
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,938
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,348
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,325
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,049
0% 9/1/22 (AMBAC Insured)	2,900	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B: - continued
0% 9/1/25 (AMBAC Insured)	$ 6,800	$ 3,722
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	496
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,468
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,802
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,360
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,210
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,354
5% 7/1/24 (FSA Insured)	1,350	1,421
5% 7/1/25 (FSA Insured)	1,060	1,101
5% 7/1/26 (FSA Insured)	1,110	1,139
5% 7/1/27 (FSA Insured)	1,065	1,082
5% 1/1/29 (FSA Insured)	600	599
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,134
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,966
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,418
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,353
6% 6/1/22	1,100	1,103
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,518
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,400
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	2,987
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,211
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,012
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A: - continued
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,995	$ 2,281
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,433
4% 5/15/20	615	669
5% 5/15/19	2,830	3,258
Series 2013 J, 5% 5/15/48	7,300	6,866
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,509
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	785
5.5% 5/15/24 (AMBAC Insured)	370	370
Series 2009 O, 5.75% 5/15/34	9,900	10,706
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	1,922
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,306
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,085
5% 11/1/25	1,000	1,069
5% 11/1/26	1,000	1,059
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,333
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,254
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,128
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	994
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	449
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,154
6.25% 7/1/39	7,015	7,416
Series 2010 A, 5.5% 7/1/38	3,100	3,110
Series A:
5% 7/1/23	1,460	1,487
5% 7/1/25	1,665	1,675
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/32	$ 8,265	$ 8,077
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,779
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,236
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,480
		1,610,655
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	702
5.875% 10/1/18	1,565	1,673
		2,375
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (b)	4,600	3,648
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,090
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990	106
		10,844
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,449
Series 2009 B, 5% 10/1/25	1,500	1,547
Series A, 5.25% 10/1/15	1,255	1,311
		4,307
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,604,410)	1,628,181
NET OTHER ASSETS (LIABILITIES) - 1.6%	26,644
NET ASSETS - 100%	$ 1,654,825
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.5%
Health Care	14.1%
Transportation	9.5%
Special Tax	7.4%
Education	6.0%
Others* (Individually Less Than 5%)	13.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,604,410)		$ 1,628,181
Cash		11,283
Receivable for investments sold		130
Receivable for fund shares sold		1,231
Interest receivable		18,827
Other receivables		3
Total assets		1,659,655

Liabilities
Payable for fund shares redeemed	$ 1,977
Distributions payable	1,862
Accrued management fee	506
Transfer agent fee payable	339
Distribution and service plan fees payable	30
Other affiliated payables	84
Other payables and accrued expenses	32
Total liabilities		4,830

Net Assets		$ 1,654,825
Net Assets consist of:
Paid in capital		$ 1,649,226
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		(20,034)
Net unrealized appreciation (depreciation) on investments		23,771
Net Assets		$ 1,654,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,561 ÷ 2,939.4 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class T: Net Asset Value and redemption price per share ($5,262 ÷ 433.9 shares)	$ 12.13

Maximum offering price per share (100/96.00 of $12.13)	$ 12.64
Class B: Net Asset Value and offering price per share ($965 ÷ 79.8 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($23,968 ÷ 1,984.4 shares)A	$ 12.08

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,562,593 ÷ 129,337.3 shares)	$ 12.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,476 ÷ 2,186.9 shares)	$ 12.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 39,234

Expenses
Management fee	$ 3,396
Transfer agent fees	699
Distribution and service plan fees	202
Accounting fees and expenses	172
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	72
Audit	26
Legal	1
Miscellaneous	10
Total expenses before reductions	4,594
Expense reductions	(13)	4,581
Net investment income (loss)		34,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,154
Change in net unrealized appreciation (depreciation) on investment securities		(139,448)
Net gain (loss)		(135,294)
Net increase (decrease) in net assets resulting from operations		$ (100,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,653	$ 70,215
Net realized gain (loss)	4,154	1,033
Change in net unrealized appreciation (depreciation)	(139,448)	46,026
Net increase (decrease) in net assets resulting from operations	(100,641)	117,274
Distributions to shareholders from net investment income	(34,395)	(69,192)
Distributions to shareholders from net realized gain	-	(237)
Total distributions	(34,395)	(69,429)
Share transactions - net increase (decrease)	(184,370)	70,635
Redemption fees	9	14
Total increase (decrease) in net assets	(319,397)	118,494

Net Assets
Beginning of period	1,974,222	1,855,728
End of period (including undistributed net investment income of $1,862 and undistributed net investment income of $1,604, respectively)	$ 1,654,825	$ 1,974,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) E	.218	.436	.464	.470	.472	.459
Net realized and unrealized gain (loss)	(.923)	.324	1.049	(.252)	.486	(.224)
Total from investment operations	(.705)	.760	1.513	.218	.958	.235
Distributions from net investment income	(.215)	(.428)	(.463)	(.467)	(.468)	(.461)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.215)	(.430)	(.463)	(.468)	(.468)	(.465)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.69	$ 11.64	$ 11.89	$ 11.40
Total Return B, C, D	(5.47)%	6.08%	13.26%	1.79%	8.57%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.77% A	.77%	.76%	.75%	.77%	.75%
Expenses net of all reductions	.77% A	.77%	.76%	.74%	.77%	.74%
Net investment income (loss)	3.39% A	3.38%	3.82%	3.93%	4.05%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 56	$ 53	$ 40	$ 44	$ 34
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Income from Investment Operations
Net investment income (loss) E	.221	.440	.463	.473	.477	.464
Net realized and unrealized gain (loss)	(.922)	.323	1.049	(.245)	.486	(.227)
Total from investment operations	(.701)	.763	1.512	.228	.963	.237
Distributions from net investment income	(.219)	(.432)	(.462)	(.467)	(.473)	(.463)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.219)	(.433) I	(.462)	(.468)	(.473)	(.467)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.13	$ 13.05	$ 12.72	$ 11.67	$ 11.91	$ 11.42
Total Return B, C, D	(5.43)%	6.09%	13.21%	1.87%	8.59%	2.05%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.71% A	.75%	.78%	.75%	.73%	.73%
Expenses net of all reductions	.71% A	.74%	.78%	.75%	.73%	.72%
Net investment income (loss)	3.45% A	3.41%	3.81%	3.93%	4.09%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 6	$ 5	$ 4	$ 6	$ 7
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.180	.358	.388	.395	.397	.387
Net realized and unrealized gain (loss)	(.922)	.325	1.051	(.253)	.488	(.228)
Total from investment operations	(.742)	.683	1.439	.142	.885	.159
Distributions from net investment income	(.178)	(.351)	(.389)	(.391)	(.395)	(.385)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.178)	(.353)	(.389)	(.392)	(.395)	(.389)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.09	$ 13.01	$ 12.68	$ 11.63	$ 11.88	$ 11.39
Total Return B, C, D	(5.75)%	5.45%	12.58%	1.15%	7.90%	1.38%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of fee waivers, if any	1.36% A	1.37%	1.38%	1.38%	1.40%	1.41%
Expenses net of all reductions	1.36% A	1.37%	1.38%	1.38%	1.40%	1.40%
Net investment income (loss)	2.81% A	2.78%	3.21%	3.29%	3.42%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3	$ 4
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.168	.337	.369	.378	.384	.374
Net realized and unrealized gain (loss)	(.921)	.325	1.051	(.252)	.488	(.225)
Total from investment operations	(.753)	.662	1.420	.126	.872	.149
Distributions from net investment income	(.167)	(.330)	(.370)	(.376)	(.382)	(.375)
Distributions from net realized gain	-	(.002)	-	(.001)	- H	(.004)
Total distributions	(.167)	(.332)	(.370)	(.376) I	(.382)	(.379)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.62	$ 11.87	$ 11.38
Total Return B, C, D	(5.84)%	5.28%	12.42%	1.02%	7.78%	1.29%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of fee waivers, if any	1.53% A	1.54%	1.53%	1.51%	1.51%	1.49%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.51%	1.51%	1.48%
Net investment income (loss)	2.64% A	2.62%	3.05%	3.16%	3.30%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 23	$ 17	$ 19	$ 12
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.237	.475	.499	.504	.506	.495
Net realized and unrealized gain (loss)	(.922)	.325	1.040	(.252)	.497	(.227)
Total from investment operations	(.685)	.800	1.539	.252	1.003	.268
Distributions from net investment income	(.235)	(.468)	(.499)	(.501)	(.503)	(.494)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.235)	(.470)	(.499)	(.502)	(.503)	(.498)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.08	$ 13.00	$ 12.67	$ 11.63	$ 11.88	$ 11.38
Total Return B, C	(5.33)%	6.41%	13.52%	2.08%	9.00%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.47%	.46%
Net investment income (loss)	3.70% A	3.69%	4.12%	4.21%	4.34%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,563	$ 1,855	$ 1,741	$ 1,456	$ 1,560	$ 1,427
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.232	.465	.492	.500	.503	.491
Net realized and unrealized gain (loss)	(.922)	.324	1.049	(.255)	.496	(.226)
Total from investment operations	(.690)	.789	1.541	.245	.999	.265
Distributions from net investment income	(.230)	(.458)	(.491)	(.495)	(.499)	(.491)
Distributions from net realized gain	-	(.002)	-	(.001)	- G	(.004)
Total distributions	(.230)	(.459) I	(.491)	(.495) H	(.499)	(.495)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.11	$ 13.03	$ 12.70	$ 11.65	$ 11.90	$ 11.40
Total Return B, C	(5.35)%	6.31%	13.51%	2.02%	8.94%	2.30%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.55% A	.54%	.53%	.51%	.51%	.49%
Expenses net of all reductions	.54% A	.54%	.53%	.51%	.51%	.48%
Net investment income (loss)	3.62% A	3.61%	4.05%	4.16%	4.31%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 33	$ 33	$ 21	$ 62	$ 19
Portfolio turnover rate	17% A	9%	9%	8%	15%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

I Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,092
Gross unrealized depreciation	(37,405)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,687

Tax cost	$ 1,602,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (20,618)
2018	(1,880)
Total capital loss carryforward	$ (22,498)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,796 and $294,795, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60	$ 5
Class T	-%	.25%	7	2
Class B	.65%	.25%	5	4
Class C	.75%	.25%	130	40
			$ 202	$ 51

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class C*	2
$ 20

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32.13
Class T	2.07
Class B	-**	.07
Class C	19.15
California Municipal Income	622.07
Institutional Class	24.15
	$ 699

* Annualized

** Amount represents four hundred and twenty-one dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $8 and $5, respectively.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 817	$ 1,790
Class T	94	176
Class B	16	40
Class C	341	613
California Municipal Income	32,575	65,366
Institutional Class	552	1,207
Total	$ 34,395	$ 69,192
From net realized gain
Class A	$ -	$ 7
Class T	-	1
Class B	-	-*
Class C	-	3
California Municipal Income	-	222
Institutional Class	-	4
Total	$ -	$ 237

* Amount represents one hundred and ninety-five dollars.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	369	1,040	$ 4,658	$ 13,391
Reinvestment of distributions	37	95	471	1,221
Shares redeemed	(1,750)	(994)	(21,808)	(12,759)
Net increase (decrease)	(1,344)	141	$ (16,679)	$ 1,853
Class T
Shares sold	23	90	$ 283	$ 1,156
Reinvestment of distributions	5	11	68	146
Shares redeemed	(28)	(88)	(358)	(1,124)
Net increase (decrease)	-	13	$ (7)	$ 178

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class B
Shares sold	-	7	$ 3	$ 95
Reinvestment of distributions	1	2	8	21
Shares redeemed	(14)	(49)	(171)	(633)
Net increase (decrease)	(13)	(40)	$ (160)	$ (517)
Class C
Shares sold	426	342	$ 5,483	$ 4,378
Reinvestment of distributions	18	30	225	384
Shares redeemed	(309)	(334)	(3,877)	(4,286)
Net increase (decrease)	135	38	$ 1,831	$ 476
California Municipal Income
Shares sold	16,695	25,814	$ 210,625	$ 332,551
Reinvestment of distributions	1,678	3,362	21,146	43,294
Shares redeemed	(31,692)	(23,848)	(396,836)	(306,664)
Net increase (decrease)	(13,319)	5,328	$ (165,065)	$ 69,181
Institutional Class
Shares sold	194	870	$ 2,481	$ 11,203
Reinvestment of distributions	28	54	360	700
Shares redeemed	(564)	(960)	(7,131)	(12,439)
Net increase (decrease)	(342)	(36)	$ (4,290)	$ (536)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFL-USAN-1013
1.790942.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2013